Pay vs Performance Disclosure	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table shows pay both as reported in the Summary Compensation Table (“SCT Total”) for the applicable fiscal year and as Compensation Actually Paid (“CAP”) for CEO and as an average of all of “Other NEOs” for the applicable fiscal year. Both SCT Total pay and CAP are calculated in accordance with Regulation S-K, and differ from the way the Company makes pay decisions.

	2025	2024	2023
SCT Total for CEO (Mr. Oh) (1)	$1,164,923	$—	$—
SCT Total for CEO (Ms. Kim) (1)(2)	837,089	915,300	1,147,263
CAP to CEO (Mr. Oh) (1)	1,131,749	—	—
CAP to CEO (Ms. Kim) (1)(2)	837,089	883,189	1,081,974
Average SCT Total for Other NEOs (1)(3)	477,183	408,703	473,911
Average CAP to Other NEOs (1)(3)	450,094	486,773	472,546
Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)	89	144	98
Net Income ($ in thousands)	25,635	21,069	23,918
ROA	1.01%	0.92%	1.13%
ROE	11.91%	10.68%	13.05%
Efficiency Ratio	58.91%	61.19%	57.59%
Target ROA	1.00%	1.01%	1.17%
Target ROE	11.72%	11.30%	13.52%
Target Efficiency Ratio	58.63%	57.35%	56.64%

Company Selected Measure Name			ROA
Named Executive Officers, Footnote
(1)    Mr. Oh succeeded Ms. Kim as the Company’s Chief Executive Officer as of July 1, 2025.
(2)    Includes a one-time discretionary bonus of $500 thousand paid to Ms. Kim upon her retirement.
			(3) For 2025, Other NEOs were Christine Y. Oh and Jimmy M. Bang. For 2023 and 2024, Other NEOs were Christine Y. Oh and Sang K. Oh.
Adjustment To PEO Compensation, Footnote
The following tables show the deductions from and additions to SCT Total Compensation and Average SCT Total Compensation that were made in order to calculate CAP as reported in the above table. The fair value of stock option awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Deductions and Additions to SCT Total for CEO (Mr. Oh)
	2025	2024	2023
SCT total for CEO	$1,164,923	$—	$—
Deduct value of equity awards reported in SCT	(400,007)	—	—
Add year end fair value of unvested equity awards granted during the fiscal year	414,083	—	—
Add (deduct) year over year change in fair value of equity awards granted in prior years that were outstanding and unvested as of fiscal year-end date	(15,210)	—	—
Add (deduct) year over year change in fair value of equity awards granted in prior years that vested during the fiscal year	(32,040)	—	—
CAP to CEO	$1,131,749	$—	$—

Deductions and Additions to SCT Total for CEO (Ms. Kim)
	2025	2024	2023
SCT total for CEO (1)	$837,089	$915,300	$1,147,263
Add (deduct) year over year change in fair value of equity awards granted in prior years that were outstanding and unvested as of fiscal year-end date	—	—	(4,496)
Add (deduct) year over year change in fair value of equity awards granted in prior years that vested during the fiscal year	—	(32,111)	(60,793)
CAP to CEO	$837,089	$883,189	$1,081,974

(1)    Includes a one-time discretionary bonus of $500 thousand paid to Ms. Kim upon her retirement.

Average Deductions and Additions to SCT Total for Other NEOs
	2025	2024	2023
SCT total for other NEOs	$477,183	$408,703	$473,911
Deduct value of equity awards reported in SCT	(50,001)	—	(40,500)
Add year end fair value of unvested equity awards granted during the fiscal year	56,975	—	54,750
Add (deduct) year over year change in fair value of equity awards granted in prior years that were outstanding and unvested as of fiscal year-end date	(13,343)	87,480	(2,835)
Add (deduct) year over year change in fair value of equity awards granted in prior years that vested during the fiscal year	(20,720)	(9,410)	(12,780)
Average CAP to other NEOs	$450,094	$486,773	$472,546

Non-PEO NEO Average Total Compensation Amount			$ 477,183	$ 408,703	$ 473,911
Non-PEO NEO Average Compensation Actually Paid Amount			$ 450,094	486,773	472,546
Adjustment to Non-PEO NEO Compensation Footnote
The following tables show the deductions from and additions to SCT Total Compensation and Average SCT Total Compensation that were made in order to calculate CAP as reported in the above table. The fair value of stock option awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of such awards.

Deductions and Additions to SCT Total for CEO (Mr. Oh)
	2025	2024	2023
SCT total for CEO	$1,164,923	$—	$—
Deduct value of equity awards reported in SCT	(400,007)	—	—
Add year end fair value of unvested equity awards granted during the fiscal year	414,083	—	—
Add (deduct) year over year change in fair value of equity awards granted in prior years that were outstanding and unvested as of fiscal year-end date	(15,210)	—	—
Add (deduct) year over year change in fair value of equity awards granted in prior years that vested during the fiscal year	(32,040)	—	—
CAP to CEO	$1,131,749	$—	$—

Deductions and Additions to SCT Total for CEO (Ms. Kim)
	2025	2024	2023
SCT total for CEO (1)	$837,089	$915,300	$1,147,263
Add (deduct) year over year change in fair value of equity awards granted in prior years that were outstanding and unvested as of fiscal year-end date	—	—	(4,496)
Add (deduct) year over year change in fair value of equity awards granted in prior years that vested during the fiscal year	—	(32,111)	(60,793)
CAP to CEO	$837,089	$883,189	$1,081,974

(1)    Includes a one-time discretionary bonus of $500 thousand paid to Ms. Kim upon her retirement.

Average Deductions and Additions to SCT Total for Other NEOs
	2025	2024	2023
SCT total for other NEOs	$477,183	$408,703	$473,911
Deduct value of equity awards reported in SCT	(50,001)	—	(40,500)
Add year end fair value of unvested equity awards granted during the fiscal year	56,975	—	54,750
Add (deduct) year over year change in fair value of equity awards granted in prior years that were outstanding and unvested as of fiscal year-end date	(13,343)	87,480	(2,835)
Add (deduct) year over year change in fair value of equity awards granted in prior years that vested during the fiscal year	(20,720)	(9,410)	(12,780)
Average CAP to other NEOs	$450,094	$486,773	$472,546

Total Shareholder Return Amount			$ 89	144	98
Net Income (Loss)			$ 25,635,000	$ 21,069,000	$ 23,918,000
Company Selected Measure Amount			0.0101	0.0092	0.0113
Measure:: 1
Pay vs Performance Disclosure
Name			ROE
Measure:: 2
Pay vs Performance Disclosure
Name			Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name			Target ROA
Measure:: 4
Pay vs Performance Disclosure
Name			Target ROE
Measure:: 5
Pay vs Performance Disclosure
Name			Target Efficiency Ratio
Mr Oh [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 1,164,923	$ 0	$ 0
PEO Actually Paid Compensation Amount			1,131,749	0	0
PEO Name	Mr. Oh
Ms Kim [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			837,089	915,300	1,147,263
PEO Actually Paid Compensation Amount			837,089	$ 883,189	$ 1,081,974
PEO Name		Ms. Kim		Ms. Kim	Ms. Kim
PEO | Mr Oh [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(400,007)	$ 0	$ 0
PEO | Mr Oh [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			414,083	0	0
PEO | Mr Oh [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,210)	0	0
PEO | Mr Oh [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(32,040)	0	0
PEO | Ms Kim [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(4,496)
PEO | Ms Kim [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(32,111)	(60,793)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(50,001)	0	(40,500)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			56,975	0	54,750
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(13,343)	87,480	(2,835)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (20,720)	$ (9,410)	$ (12,780)